Corporate information	12 Months Ended
Dec. 31, 2020
Corporate information
Corporate information

1.       Corporate information

Vitru Limited ("Vitru") and its subsidiaries (collectively, the "Company") is a holding company incorporated under the laws of the Cayman Islands on March 05, 2020 and whose shares are publicly traded on the National Association of Securities Dealers Automated Quotations Payments exchange (NASDAQ) under the ticker symbol "VTRU". Vitru became the parent company of Vitru Brasil Empreendimentos, Participações e Comércio S.A. (hereafter referred to as "Vitru Brazil") formerly denominated Treviso Empreendimentos, Participações e Comércio S.A., through the completion of the corporate reorganization described below.

Until the contribution of Vitru Brazil shares to Vitru Limited, in September 2020, Vitru Limited did not have commenced operations and had only nominal assets and liabilities and no material contingent liabilities or commitments. Accordingly, Vitru Limited’s consolidated financial information substantially reflect the operations of Vitru Brazil after the corporate reorganization.

Vitru is a holding company jointly controlled by Vinci Partners, through the investments funds “Vinci Capital Partners II FIP Multiestratégia”, “Agresti Investments LLC”, “Botticelli Investments LLC”, Raffaello Investments LLC”, and the Carlyle Group, through the investment funds “Mundi Holdings I LLC” and “Mundi Holdings Ii LLC”

The Company is principally engaged in providing educational services in Brazil, mainly undergraduate and continuing education courses, presentially through its eight campuses in two states, or via distance learning, through 709  (December 31, 2019 – 526) learning centers (“hubs”) across the country.

These consolidated financial statements were authorized for issue by the Board of Directors on March 29th, 2021.

1.1.       Corporate reorganization and initial public offering

On March 5, 2020, Vitru was incorporated in the Cayman Islands, for the purposes of its initial public offering (“IPO”).

On September 2, 2020, each of Vitru Brazil ́s shareholders had agreed to contribute their respective shares on Vitru Brazil to Vitru Limited, exchanging thirty-one common shares into one ordinary share of Vitru Limited. As a result of this exchange, a reverse share split has been applied retrospectively to all figures in the historical financial statements regarding number of shares (Note 21) and per share data as if the reverse share split had been in effect for all periods presented.

On September 17, 2020, Vitru Limited priced its initial public offering (“IPO”) of 6,000,000 Class A common shares, which began trading on the Nasdaq Global Select Market (“NASDAQ”) on September 18, 2020 under the symbol “VTRU”. The initial offering price was US$ 16.00 per Class A common share.

On September 22, 2020, the share capital of Vitru Limited was increased by 6,000,000 Class A shares through the proceeds received as a result of the IPO of US$ 96,000 thousand (or R$ 521,558). The net proceeds from the IPO were US$ 90,672 thousand (or R$ 492,612), after deducting US$ 5,328 thousand (or R$ 28,946) in underwriting discounts and commissions and other offering expenses totaled US$ 3,430 thousand (or R$ 18,636). The share issuance costs totaled R$ 47,582.

1.2.       Coronavirus pandemic

The Company is closely monitoring the situation of the 2019 novel coronavirus, or Covid-19, and taking the necessary measures for the safety and well-being of employees, students, associates and partners. The global impact of the outbreak has been rapidly evolving, and the outbreak presents material uncertainty and risk with respect to the Company´s future performance and financial results. In particular and in the interest of public health and safety, state and local governments in Brazil have required mandatory school closures, which has resulted in the closure of on-campus learning facilities and hubs.

In response to the outbreak, the Company has efficiently implemented several measures aimed at safeguarding the health of employees, students and hub partners and the stability of operations, including: (1) creating a crisis management committee and a financial committee to discuss the action plan for the Company to address the challenges posed by the Covid-19 pandemic; (2) temporarily replacing in-person weekly meetings at the hubs with online meetings between students and tutors across all units, as a result of which since March 30, 2020 all students have had real-time meetings with their tutors; (3) training teachers and tutors to support students in this new format; (4) remote support to deliver high-quality content to students and maintain high levels of engagement and a superior learning experience; (5) making no changes to the course schedule or curriculum; (6) putting in place remote emotional and psychological support to students and employees, provided by the Company´s psychology department; and (7) making home office available for all the employees.

As of December 31, 2020, there has been no material impact on the Company’s operations, as most of the Company’s services are already delivered remotely (Distance learning undergraduate courses and most of continuing education courses) or capable of being delivered remotely (some of Continuing education courses and On-campus undergraduate courses). In addition, based on preliminary information available until the approval of these consolidated financial statements:

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There was no relevant impact on net revenue for the year ended December 31, 2020, which was slightly below the expected for the year but presented a growth 13% when compared to prior year. Student defaults have remained within the expected levels and the engagement of students, compared to 2019, deteriorated very slightly.

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The provision for expected credit losses increased as result of the methodology used which captures the increase in historical losses with receivables during 2020, which, as a consequence, already reflects the incurred impacts of Covid-19 pandemic.

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The Company assessed the existence of potential impairment indicators and the possible impacts on the key assumptions and projections caused by the pandemic on the recoverability of long-lived assets (impairment tests) and concluded that no additional provision for impairment of long-lived assets needed to be recorded in the financial statements.

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The Company has obtained rent concessions on lease contracts due to the temporary suspension of classes in the on-campus learning facilities and hubs caused by the mandatory school closures during the pandemic. A gain of R$ 2,046 was recognized as Other income (expenses), net, in the statement of profit and loss. Except for these concessions, there were no changes to contractual obligations regarding leased buildings and there were no changes in the expected useful life and residual amount of properties and equipment as a result of Covid-19.

•	No changes in the provision for contingencies against the Company were identified as a result of Covid-19.
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As an incentive for the students to keep the payment of tuition fees up to the due date, the Company has granted an additional discount of 5% to all the students that paid their tuitions fees up to the due date in April and May 2020. The amounts of additional discounts granted was of R$ 4,005.

•	The Company currently has sufficient working capital and other undrawn financing facilities to service its operating activities and ongoing investments.
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The Company has also taken benefit of the Emergency employment and income preservation benefit program by the federal government: The Brazilian federal government offered the option of either reducing workload and salary payment for up to three months or suspending employment contracts for up to two months in exchange for the guarantee of maintaining the employee after the suspension for the same period as the contract is effectively suspended. The Company has suspended 195 employment contracts from May to September 2020.

Due to the ongoing populational inoculation the Company is ready to resume on-campus unit’s classes with the necessary measures for the safety and well-being of students as soon as the state and local governments in Brazil authorize the schools reopening.